Goodwill and Other Intangible Assets - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) - OneMain Holdings, LLC [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortization of Intangible Assets	$ 70	$ 16	$ 4
2017	55
2018	46
2019	41
2020	38
2021	$ 32